UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 98.8%
CERTIFICATES OF DEPOSIT — 21.2%
ABN Amro Bank NV
2.71% due 04/28/08	$11,200,000	$11,199,916
4.61% due 04/04/08†	15,000,000	15,000,049
Bank Of America Corp.
3.59% due 07/14/08†	26,000,000	26,000,000
Bank of Scotland PLC
2.70% due 09/12/08	11,200,000	11,200,000
Barclays Bank PLC
3.97% due 07/14/08	15,000,000	15,009,339
BNP Paribas
2.54% due 04/18/08	12,600,000	12,597,556
3.52% due 10/15/08†	15,000,000	15,000,000
4.42% due 04/09/08	15,000,000	15,000,066
Calyon NY
2.73% due 07/11/08	11,250,000	11,250,000
Citibank NA
2.96% due 06/05/08	13,250,000	13,250,000
3.07% due 05/06/08†	14,500,000	14,500,000
Fortis Bank
2.62% due 04/28/08†	5,100,000	5,099,888
Nordea Bank Finland
4.61% due 11/05/08†	15,000,000	15,068,453
Royal Bank of Canada
3.09% due 04/04/08†	19,000,000	18,999,969
3.80% due 04/15/08	11,500,000	11,503,718
Royal Bank of Scotland
4.35% due 04/08/08	15,000,000	15,000,949
UBS AG Stamford
2.54% due 04/18/08	4,000,000	3,999,412
2.98% due 06/04/08†	14,500,000	14,500,256
Wells Fargo Bank NA
2.42% due 04/14/08	11,000,000	11,000,000

Total Certificates of Deposit
(amortized cost $255,179,571)		255,179,571

COMMERCIAL PAPER — 30.8%
Bank of Scotland PLC
2.66% due 04/24/08	11,300,000	11,280,832
3.73% due 05/19/08	15,000,000	14,925,400
Barclays U.S. Funding LLC
4.18% due 06/09/08	15,000,000	14,879,969
4.33% due 04/08/08	15,000,000	14,987,371
Deutsche Bank Financial LLC
3.00% due 04/30/08	15,500,000	15,462,542
Dexia Delaware LLC
2.77% due 06/09/08	11,500,000	11,438,945
2.97% due 05/06/08	14,000,000	13,959,575
3.75% due 04/17/08	15,000,000	14,975,000
General Electric Capital Corp.
2.38% due 06/23/08	12,000,000	11,934,153
2.53% due 04/29/08	14,000,000	13,972,451
J.P. Morgan Chase & Co.
2.56% due 08/04/08	11,000,000	10,902,222
2.98% due 05/01/08	14,500,000	14,463,992
Lloyds TSB Bank PLC
2.70% due 04/01/08	13,000,000	13,000,000
3.77% due 07/15/08	15,000,000	14,835,063
4.47% due 04/02/08	15,000,000	14,998,137
Nordea North America, Inc.
2.76% due 05/12/08	11,500,000	11,463,852
3.72% due 04/15/08	15,000,000	14,978,300
Rabobank USA Financial Corp.
2.57% due 06/10/08	14,000,000	13,930,039
2.75% due 05/14/08	13,700,000	13,654,999
2.76% due 04/10/08	14,000,000	13,990,340
Royal Bank of Canada
3.71% due 05/12/08	13,000,000	12,945,071
State Street Boston Corp.
2.27% due 04/04/08	11,200,000	11,197,881
2.75% due 05/05/08	1,000,000	997,403
2.75% due 06/03/08	14,000,000	13,932,625
Svenska Handelsbank, Inc.
2.98% due 05/12/08	13,750,000	13,703,334
3.81% due 04/16/08	15,000,000	14,976,187
UBS Finance Delaware LLC
2.98% due 05/01/08	14,500,000	14,463,992
Wells Fargo & Co.
2.29% due 04/30/08	13,000,000	12,976,019

Total Commercial Paper
(amortized cost $369,225,694)		369,225,694

CORPORATE NOTES — 1.9%
Cheyne Finance LLC
5.20% due 01/07/08*(1)(3)(4)(5)(6)
(amortized cost $23,000,000)	23,000,000	23,000,000

MEDIUM TERM NOTES — 14.7%
Bank of America NA
2.53% due 08/26/08	12,000,000	12,000,000
General Electric Capital Corp.
3.05% due 04/11/08†	21,000,000	21,000,424
HSBC Finance Corp.
3.24% due 05/09/08†	4,000,000	4,000,688
J.P. Morgan Chase & Co.
4.79% due 04/01/08†	19,000,000	19,000,000
Merrill Lynch & Co., Inc.
2.59% due 04/22/08†	19,000,000	19,000,000
2.96% due 04/15/08†	21,000,000	21,000,000
Royal Bank of Scotland PLC
2.37% due 04/02/08*†	18,000,000	18,001,709
2.67% due 04/28/08†	13,000,000	12,993,508
Wachovia Bank NA
2.65% due 06/27/08†	28,000,000	28,028,248
4.67% due 04/03/08†	2,500,000	2,497,182
Wells Fargo & Co.
3.17% due 04/03/08†	19,000,000	19,000,000

Total Medium Term Notes
(amortized cost $176,521,759)		176,521,759

U.S. GOVERNMENT AGENCIES — 23.7%
Agency for International Development Panama
3.20% due 04/02/08†	2,063,483	2,068,477
Federal Home Loan Bank
1.50% due 04/01/08	81,000,000	81,000,000
1.72% due 05/21/08	12,000,000	11,971,333
1.85% due 04/15/08	13,000,000	12,990,647
2.03% due 07/16/08	12,620,000	12,544,568
2.05% due 06/30/08	14,000,000	13,928,250
2.12% due 04/23/08	13,000,000	12,983,158
2.18% due 04/03/08	14,000,000	13,998,305
2.20% due 04/08/08	14,000,000	13,994,011
2.65% due 04/02/08	15,000,000	14,998,896
2.70% due 05/21/08	14,000,000	13,947,500
4.00% due 04/04/08	15,000,000	14,995,000
5.80% due 09/02/08	26,000,000	26,153,974
Federal National Mtg. Assoc.
1.65% due 04/21/08	12,000,000	11,989,000
1.70% due 04/14/08	13,000,000	12,992,019
2.02% due 07/18/08	14,000,000	13,915,160

Total U.S. Government Agencies
(amortized cost $284,470,298)		284,470,298

U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Notes
2.63% due 05/15/08	11,000,000	10,981,374
3.13% due 09/15/08	25,000,000	24,904,825
4.13% due 08/15/08	25,000,000	24,999,106
4.88% due 04/30/08†	5,000,000	5,002,920
4.88% due 05/31/08	12,000,000	12,014,651

Total U.S. Government Treasuries
(amortized cost $77,902,876)		77,902,876

Total Short-Term Investment Securities — 98.8%
(amortized cost $1,186,300,198)		1,186,300,198

REPURCHASE AGREEMENT — 1.1%
UBS Securities LLC Joint Repurchase Agreement(2)	12,595,000	12,595,000

TOTAL INVESTMENTS —
(amortized cost $1,198,895,198) #	99.9%	1,198,895,198
Other assets less liabilities	0.1	1,566,691

NET ASSETS	100.0%	$1,200,461,889

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $41,001,709 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

#	At March 31, 2008, the cost of securities for federal income tax purposes was the same for book purposes.

†	Variable Rate Security – the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

(1)	Security in default

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	Illiquid Security

(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”)(formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. According to additional public reports, as of May 19, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Fund.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

Industry Allocation*

Sovereign Agency	23.8%
Money Center Banks	19.2
Foreign Banks	15.8
Finance	7.6
U.S. Government Securities	6.5
Diversified Financial Services	5.7
Super-Regional Banks-US	5.7
Commercial Banks-Canadian	3.6
Domestic Banks	3.6
Finance-Investment Banker/Broker	3.3
Commercial Banks	2.2
Asset Backed Commercial Paper/Finance	1.9
Repurchase Agreement	1.1

100.0%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited)

Security Descripiton	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.1%
Alabama — 1.8%
Stevenson Alabama Industrial Development Board Environmental Improvement Revenue (LOC — JPMorgan Chase Bank) 3.50% due 04/02/08†	$3,000,000	$3,000,000

Arizona — 1.3%
Maricopa County, Arizona Industrial Development Authority Multi Family Housing Revenue Series A (LOC — Wells Fargo Bank N.A.) 2.28% due 04/03/08†	1,470,000	1,470,000
Maricopa County, Arizona Industrial Development Revenue
(LOC — Harris Trust & Savings Bank N.A.) 2.20% due 04/03/08†	715,000	715,000

		2,185,000

California — 6.8%
California Housing Finance Agency Multifamily Housing Revenue Series A
1.33% due 04/01/08†	1,290,000	1,290,000
California Housing Finance Agency Series M
1.11% due 04/01/08†	3,080,000	3,080,000
California State Economic Recovery Series C-5
0.97% due 04/01/08†	1,990,000	1,990,000
State of California Revenue Anticipated Notes
4.00% due 06/30/08	5,000,000	5,007,606

		11,367,606

Colorado — 4.5%
Colorado Health Facilities Authority Revenue
4.25% due 04/03/08†	3,200,000	3,200,000
Colorado Springs, Colorado Utilities Revenue Series A
1.88% due 04/03/08†	2,365,000	2,365,000
Colorado Springs, Colorado Revenue Strength & Condition (LOC — Wells Fargo Bank N.A.) 2.36% due 04/03/08†	1,325,000	1,325,000
Durango, Colorado Revenue Health & Human Services (LOC — Wells Fargo Bank N.A.) 2.36% due 04/03/08†	615,000	615,000

		7,505,000

Delaware — 1.6%
Delaware State Economic Development Authority Revenue
2.10% due 04/03/08†	2,600,000	2,600,000

Florida — 0.5%
Charlotte County, Florida Utility Revenue Series B
2.10% due 04/03/08†	475,000	475,000
Collier County Health Facilities Authority (LOC — Wachovia Bank N.A.) 2.08% due 04/02/08†	350,000	350,000

		825,000

Georgia — 0.4%
Valdosta & Lowndes County, Georgia Hospital Authority Revenue
2.10% due 04/03/08†	700,000	700,000

Idaho — 1.0%
Idaho Health Facilities Authority Revenue
1.20% due 04/01/08†	150,000	150,000
Idaho Housing & Finance Association Revenue Series A
2.35% due 04/02/08†	1,450,000	1,450,000

		1,600,000

Illinois — 10.1%
Chicago Board of Education Series C
2.10% due 04/03/08†	200,000	200,000
Chicago O’ Hare International Airport Revenue Series B (LOC — Societe Generale) 2.10% due 04/02/08†	790,000	790,000
Chicago, Illinois Waterworks Revenue
2.00% due 04/02/08†	500,000	500,000
Cook County, Illinois Series E
2.10% due 04/03/08†	2,000,000	2,000,000
Illinois Development Finance Authority Industrial Revenue Series A (LOC — U.S. Bank N.A.) 2.20% due 04/02/08†	2,340,000	2,340,000
Illinois Finance Authority Revenue Series E
1.95% due 04/02/08†	4,100,000	4,100,000
Illinois Finance Authority Revenue Series G (LOC — Wachovia Bank N.A.) 1.20% due 04/01/08†	200,000	200,000
Illinois State Toll Highway Authority Series B (LOC — Societe Generale) 2.15% due 04/02/08†	1,250,000	1,250,000
Jackson-Union Counties Regional Port District Revenue (LOC — Wachovia Bank N.A.) 2.00% due 04/02/08†	2,800,000	2,800,000
State of Illinois General Obligation Unlimited Series B
2.13% due 04/02/08†	2,625,000	2,625,000

		16,805,000

Indiana — 3.3%
Marion, Indiana Economic Development Revenue (LOC — Bank of America N.A.) 2.10% due 04/02/08†	4,105,000	4,105,000
St Joseph County Hospital Authority Health System Revenue
3.75% due 04/02/08†	1,400,000	1,400,000

		5,505,000

Kentucky — 6.3%
Breckinridge County, Kentucky Lease Program Revenue (LOC — U.S. Bank N.A.) 2.00% due 04/02/08†	1,315,000	1,315,000
Breckinridge County, Kentucky Lease Program Revenue Series A (LOC — U.S. Bank N.A.) 2.00% due 04/02/08†	2,520,000	2,520,000
Kentucky Housing Corporation Housing Revenue Series F
2.00% due 04/02/08†	5,700,000	5,700,000
Kentucky Housing Corporation Housing Revenue Series I
2.00% due 04/02/08†	995,000	995,000

		10,530,000

Louisiana — 1.5%
State of Louisiana General Obligation Unlimited Series B
5.00% due 04/15/08†	2,500,000	2,529,342

Michigan — 4.9%
Holt Michigan Public Schools
2.15% due 04/03/08†	4,000,000	4,000,000
Michigan State Hospital Finance Authority Revenue Series B (LOC — Landesbank Hessen-Thuringen) 2.07% due 04/02/08†	2,095,000	2,095,000
Michigan State Housing Development Authority Series C
2.13% due 04/02/08†	2,000,000	2,000,000

		8,095,000

Minnesota — 0.6%
Minnesota Housing Finance Agency Series K
3.78% due 08/11/08	1,000,000	1,004,578

Missouri — 0.9%
Kansas City Industrial Development Authority Revenue (LOC — Bank of America, N.A.) 2.07% due 04/02/08†	1,550,000	1,550,000

Nebraska — 2.7%
Nebraska Investment Finance Authority Revenue Series D
2.35% due 04/02/08†	4,555,000	4,555,000

Nevada — 0.6%
Clark County School District Series B
1.00% due 04/01/08†	960,000	960,000

New York — 7.1%
Jay Street Development Corporation Courts Facility Lease Revenue Series A-2 (LOC — DEPFA Bank PLC) 1.06% due 04/01/08†	1,500,000	1,500,000
Metropolitan Transportation Authority Series G (LOC — BNP Paribas) 1.01% due 04/01/08†	320,000	320,000
New York City Municipal Water Finance Authority Series C
1.06% due 04/01/08†	1,600,000	1,600,000
New York, New York Sub Series H-6
2.75% due 04/02/08†	2,750,000	2,750,000
New York City Transitional Finance Authority Sub-Series 3-B
1.36% due 04/01/08†	450,000	450,000
New York City Transitional Finance Authority Revenue Sub-Series 1-E
1.80% due 04/02/08†	300,000	300,000
New York City Transitional Finance Authority Sub-Series 2-E
1.80% due 04/02/08†	1,295,000	1,295,000
New York City Transitional Finance Authority Sub-Series C-4
1.06% due 04/01/08†	250,000	250,000
Triborough Bridge & Tunnel Authority Series B
3.50% due 04/02/08†	3,300,000	3,300,000

		11,765,000

North Carolina — 11.0%
Charlotte, North Carolina Certificates of Participation Series F
2.10% due 04/03/08†	1,240,000	1,240,000
Charlotte, North Carolina Certificates of Participation Series B
2.10% due 04/03/08†	2,400,000	2,400,000
Durham, North Carolina Public Improvement
2.10% due 04/03/08†	300,000	300,006
Fayetteville, North Carolina Public Works Commission Revenue
2.05% due 04/02/08†	2,245,000	2,245,000
Guilford County, North Carolina Series B
2.10% due 04/03/08†	1,030,000	1,030,000
Mecklenburg County, North Carolina Certificates of Participation
2.10% due 04/03/08†	1,680,000	1,680,000
North Carolina Medical Care Commission Hospital Revenue
2.00% due 04/02/08†	4,385,000	4,385,000
State of North Carolina Series D
2.05% due 04/02/08†	1,825,000	1,825,000
Wake County, North Carolina Series A
2.08% due 04/03/08†	1,400,000	1,400,000
Wilmington, North Carolina General Obligation Unlimited
2.10% due 04/02/08†	1,300,000	1,300,000
Winston Salem, North Carolina Water And Sewer Systems Revenue
2.10% due 04/02/08†	590,000	590,000

		18,395,006

North Dakota — 1.2%
North Dakota State Housing Finance Agency Revenue Series A
2.16% due 04/02/08†	2,025,000	2,025,000

Ohio — 2.7%
Cleveland, Ohio Airport System Revenue Series D (LOC — West LBAG) 2.15% due 04/02/08†	2,565,000	2,565,000
Ohio Housing Finance Agency Mortgage Revenue, Series B-1
1.95% due 04/02/08†	1,895,000	1,895,000

		4,460,000

Oregon — 1.1%
Port of Portland Special Obligation Revenue (LOC — Bank of America N.A.) 1.38% due 04/01/08†	1,900,000	1,900,000

Pennsylvania — 5.2%
Delaware Valley, Pennsylvania Regional Financial Authority Series B (LOC — Bayerische Landesbank) 1.78% due 04/02/08†	2,850,000	2,850,000
Lehigh County, Pennsylvania General Purpose Authority Revenue Series A
6.00% due 04/01/08†	2,800,000	2,800,000
Lehigh County, Pennsylvania General Purpose Authority Revenue Series B
5.25% due 04/01/08†	2,100,000	2,100,000
Pennsylvania Turnpike Commission Series A-1
2.05% due 04/02/08†	1,000,000	1,000,000

		8,750,000

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp.
1.15% due 04/01/08†	685,000	685,000

South Dakota — 2.9%
South Dakota Housing Development Authority Series I
1.95% due 04/02/08†	4,820,000	4,820,000

Tennessee — 0.5%
Jackson Energy Authority Wastewater System Revenue
2.10% due 04/03/08†	850,000	850,000

Texas — 7.9%
El Paso, Texas Series 1998
5.13% due 08/15/08	1,000,000	1,016,342
Lower Neches Valley Authority Industrial Development Corp.
1.24% due 04/01/08†	3,000,000	3,000,000
North Texas Tollway Authority Revenue
4.13% due 11/19/08	2,500,000	2,500,000
San Antonio Education Facilities Corp Revenue (LOC — JPMorgan Chase Bank) 2.10% due 04/02/08†	5,200,000	5,200,000
State of Texas Veterans Housing Fund Series A-2
2.15% due 04/02/08†	1,400,000	1,400,000

		13,116,342

Utah — 3.6%
Utah Housing Corporation Single Family Mortgage Revenue Series C-1
2.35% due 04/02/08†	1,000,000	1,000,000
Utah Housing Corporation Single Family Mortgage Revenue Series E-2
2.35% due 04/02/08†	2,950,000	2,950,000
Utah Housing Corporation Single Family Mortgage Revenue Series F-1
2.35% due 04/02/08†	2,000,000	2,000,000

		5,950,000

Washington — 5.2%
Port of Seattle, Washington Industrial Development Corp. Revenue (LOC — Citibank N.A.) 2.16% due 04/02/08†	1,500,000	1,500,000
Snohomish County, Washington Public Utility District No. 1 Electric Revenue
2.05% due 04/02/08†	2,000,000	2,000,000
Washington State Housing Finance Commission Nonprofit Revenue (LOC — Bank of America N.A.) 2.09% due 04/03/08†	5,150,000	5,150,000

		8,650,000

Wisconsin — 2.5%
Wisconsin Health & Education Facilities Authority Revenue (LOC— JPMorgan Chase Bank) 2.00% due 04/03/08†	4,250,000	4,250,000

Registered Investment Company — 0.0%
SSgA Tax Free Money Market Fund	33,772	33,772

TOTAL SHORT-TERM INVESTMENT SECURITIES
(amortized cost $166,966,646)*	100.1%	166,966,646
Liabilities in excess of other assets	(0.1)	(132,892)

NET ASSETS —	100.0%	$166,833,754

*	At March 31, 2008, the cost of securities for federal income tax purposes was the same for book purposes.
†	Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects next reset date.

LOC — Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2008 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), Board of Directors (the “Board”) of the Sun America Money Market Funds, Inc., on behalf of each series (each a “Fund” and collectively the “Funds”) has adopted procedures intended to stabilize the Funds’ net asset values per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which a Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2008:

	Money Market Fund		Municipal Money Market Fund
Valuation inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$—	$—	$—	$—

Level 2	$1,198,895,198	$—	$166,966,646	$—

Level 3	$—	$—	$—	$—

Total	$1,198,895,198	$—	$166,966,646	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments such as futures, forwards, swap and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Repurchase Agreements

As of March 31, 2008, the following fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.

Fund	Percentage Interest	Principal Amount
Money Market Fund	12.60%	$12,595,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2008, bearing interest at a rate of 1.40% per annum, with a principal amount of $100,000,000, a repurchase price of $100,003,889 and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.00%	07/15/14	$100,000,000	$102,000,021

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 30, 2008